Annual Total Returns [BarChart] - iShares ESG Advanced High Yield Corporate Bond ETF - iShares ESG Advanced High Yield Corporate Bond ETF	Mar. 01, 2021
Bar Chart Table:
Annual Return 2017	5.85%
Annual Return 2018	(0.66%)
Annual Return 2019	15.29%
Annual Return 2020	5.73%